Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 990,649	$ 152,931	¥ 748,680	¥ 456,162
Denominator:
Basic earnings per share | (per share)	¥ 8.83	$ 1.36	¥ 7.01	¥ 4.57
Denominator:
Diluted earnings per share | (per share)	¥ 8.57	$ 1.32	¥ 6.64	¥ 4.37
Class A Ordinary Shares [Member]
Numerator:
Net income	¥ 444,916	$ 68,684	¥ 270,988	¥ 142,053
Denominator:
Weighted average ordinary shares outstanding	50,403,077	50,403,077	38,633,284	31,109,214
Basic earnings per share | (per share)	¥ 8.83	$ 1.36	¥ 7.01	¥ 4.57
Numerator:
Net income	¥ 461,052	$ 71,174	¥ 296,797	¥ 155,394
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15)	529,597	81,757	451,883	300,768
Net income	¥ 990,649	$ 152,931	¥ 748,680	¥ 456,162
Denominator:
Weighted average ordinary shares outstanding	50,403,077	50,403,077	38,633,284	31,109,214
Conversion of Class B into Class A ordinary shares (Note 15)	61,824,328	61,824,328	68,102,019	68,788,940
Dilutive effect of share-based awards	3,419,421	3,419,421	6,096,282	4,431,072
Weighted-average number of shares outstanding- diluted	115,646,826	115,646,826	112,831,585	104,329,226
Diluted earnings per share | (per share)	¥ 8.57	$ 1.32	¥ 6.64	¥ 4.37
Class B Ordinary Shares [Member]
Numerator:
Net income	¥ 545,733	$ 84,247	¥ 477,692	¥ 314,109
Denominator:
Weighted average ordinary shares outstanding	61,824,328	61,824,328	68,102,019	68,788,940
Basic earnings per share | (per share)	¥ 8.83	$ 1.36	¥ 7.01	¥ 4.57
Numerator:
Net income	¥ 529,597	$ 81,757	¥ 451,883	¥ 300,768
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15)	0	0	0	0
Net income	¥ 529,597	$ 81,757	¥ 451,883	¥ 300,768
Denominator:
Weighted average ordinary shares outstanding	61,824,328	61,824,328	68,102,019	68,788,940
Conversion of Class B into Class A ordinary shares (Note 15)	0	0	0	0
Dilutive effect of share-based awards	0	0	0	0
Weighted-average number of shares outstanding- diluted	61,824,328	61,824,328	68,102,019	68,788,940
Diluted earnings per share | (per share)	¥ 8.57	$ 1.32	¥ 6.64	¥ 4.37